MUTUAL FUND SERIES TRUST

(THE “TRUST”)

Supplement dated April 30, 2012 to each Prospectus

of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

AmericaFirst Absolute Return Fund	Class A, U, and I
AmericaFirst Defensive Growth Fund	Class A, U, and I
AmericaFirst Income Trends Fund	Class A, U, and I
AmericaFirst Quantitative Strategies Fund	Class A and C
Camelot Premium Return Fund	Class A and C
Catalyst International Value Fund	Class A and C
Catalyst Large Cap Value Fund	Class A and C
Catalyst Strategic Value Fund	Class A and C
Catalyst Value Fund	Class A, C, and I
Catalyst/CP Core Equity Fund	Class A and C
Catalyst/CP Focus Large Cap Fund	Class A and C
Catalyst/CP Focus Mid Cap Fund	Class A and C
Catalyst/CP World Equity Fund	Class A and C
Catalyst/Groesbeck Growth of Income Fund	Class A, C, and I
Catalyst/MAP Global Total Return Income Fund	Class A and C
Catalyst/MAP Global Capital Appreciation Fund	Class A and C
Catalyst/SMH High Income Fund	Class A and C
Catalyst/SMH Total Return Income Fund	Class A and C
Compass EMP Alternative Strategies Fund	Class A, C, and T
Compass EMP Multi-Asset Balanced Fund	Class A, C, and T
Compass EMP Multi-Asset Growth Fund	Class A, C, and T
Day Hagan Tactical Allocation Fund of ETFs	Class A and C
Delux Long-Short Fund	Class A, C, I, and N
Eventide Gilead Fund	Class A, C, Institutional, and Retail
JAG Large Cap Growth Fund	Class A, C, and I
Listed Private Equity Plus Fund	Class A and C
SMH Representation Trust
Vista Capital Appreciation Fund	Class A and C

The information in this Supplement updates and amends certain information contained in each currently effective Prospectus for each Fund dated on or before the date of this Supplement and should be read in conjunction with any such Prospectus.

____________________________________________________________________

Effective April 30, 2012, Gemini Fund Services, LLC (“GFS”) has replaced Matrix 360 Administration LLC as the administrator, fund accounting agent and transfer agent of the Funds.

In connection with this change, the Funds’ mailing address has changed to:

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Accordingly, the mailing addresses provided under “How to Buy Shares” and “How to Redeem Shares” in each Fund’s prospectus are deleted in their entirety and replaced with the Funds’ new mailing address set forth above.

In addition, the third paragraph under “How to Buy Shares – Purchasing Shares” in each Fund’s prospectus is deleted in its entirety and replaced with the following:

All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the applicable Fund

*****

You should read this Supplement in conjunction with each Fund’s current Prospectus, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling 1-866-447-4228.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

(THE “TRUST”)

Supplement dated April 30, 2012 to each Statement of Additional Information (“SAI”)

of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

AmericaFirst Absolute Return Fund	Class A, U, and I
AmericaFirst Defensive Growth Fund	Class A, U, and I
AmericaFirst Income Trends Fund	Class A, U, and I
AmericaFirst Quantitative Strategies Fund	Class A and C
Camelot Premium Return Fund	Class A and C
Catalyst International Value Fund	Class A and C
Catalyst Large Cap Value Fund	Class A and C
Catalyst Strategic Value Fund	Class A and C
Catalyst Value Fund	Class A, C, and I
Catalyst/CP Core Equity Fund	Class A and C
Catalyst/CP Focus Large Cap Fund	Class A and C
Catalyst/CP Focus Mid Cap Fund	Class A and C
Catalyst/CP World Equity Fund	Class A and C
Catalyst/Groesbeck Growth of Income Fund	Class A, C, and I
Catalyst/MAP Global Total Return Income Fund	Class A and C
Catalyst/MAP Global Capital Appreciation Fund	Class A and C
Catalyst/SMH High Income Fund	Class A and C
Catalyst/SMH Total Return Income Fund	Class A and C
Compass EMP Alternative Strategies Fund	Class A, C, and T
Compass EMP Multi-Asset Balanced Fund	Class A, C, and T
Compass EMP Multi-Asset Growth Fund	Class A, C, and T
Day Hagan Tactical Allocation Fund of ETFs	Class A and C
Delux Long-Short Fund (formerly Delux All Cap Stock Fund)	Class A, C, I, and N
Eventide Gilead Fund	Class A, C, Institutional, and Retail
JAG Large Cap Growth Fund	Class A, C, and I
Listed Private Equity Plus Fund	Class A and C
SMH Representation Trust
Vista Capital Appreciation Fund	Class A and C

The information in this Supplement updates and amends certain information contained in each currently effective SAI for each Fund dated on or before the date of this Supplement and should be read in conjunction with any such SAI.

____________________________________________________________________

Effective April 30, 2012, Gemini Fund Services, LLC (“GFS”) has replaced Matrix 360 Administration LLC as the administrator, fund accounting agent and transfer agent of the Funds. In connection with this change, the information regarding Matrix 360 Administration LLC contained under the heading “Transfer Agent, Fund Accounting Agent and Administrator” of each SAI is deleted in its entirety and replaced with the following:

Gemini Fund Services, LLC (“GFS”), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Fund pursuant to a Fund Services Agreement (the “Agreement”) with the Fund and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor.

GFS may also provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on April 30, 2012 and will remain in effect for an initial term of three years from the applicable effective date for the Fund, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor Fund holdings and operations for post-trade compliance with the Fund’s registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Fund to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of  periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting each Fund’s independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Fund; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to the Agreement. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For these services, each Fund family pays GFS an annual asset-based fee of 0.13% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.

All references in the SAI to the “Administrator”, “Fund Accounting Agent” and “Transfer Agent” shall refer to GFS, and any reference to Matrix 360 Administration LLC as a service provider to the Funds should be disregarded.

In addition, the Funds’ mailing address has changed to:

c/o Gemini Fund Services LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

____________________________________________________________________

Effective April 30, 2012, David Ganley has resigned as Secretary, Treasurer and Principal Financial Officer of the Trust. The Board of Trustees has elected James Ash and Erik Naviloff to serve as Secretary and Treasurer, respectively. In connection with this change, the table contained under the heading “TRUSTEES AND OFFICERS—Interested Trustee and Officers” of each SAI is deleted in its entirety and replaced with the following table:

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During the Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President	Trustee since 7/2006; President since 2/2012	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	25	None
Erik Naviloff 450 Wireless Blvd Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, New York 11788 Year of Birth: 1976	Secretary	Since 4/2012

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

				N/A	N/A
Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Chief Compliance Officer	Since 3/2012

Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010;  Attorney, Law Offices of Thomas J. Bailey, 7/2007 to 12/2008;Consultant/Senior Counsel, BISYS Fund Services, 9/2002 to 7/2007.

				N/A	N/A

You should read this Supplement in conjunction with each Fund’s current SAI, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling 1-866-447-4228.

Please retain this Supplement for future reference.